Nature of Business , Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 25, 2013
Significant Accounting Policies [Line Items]
Common stock, issued upon conversion	32,500,000
Previous stockholders percentage									60.90%
Advisory agreement warrants						$ 16,600,500
Selling, general and administrative		18,014,932	563,087	24,294,304	961,957	3,036,873	1,068,767
Interest expense		5,451,457	41,522	11,847,283	75,833	1,804,710	30,140
Net Loss		(367,138)	(441,312)	(84,491,207)	(693,738)	(20,706,448)	(478,170)	(478,170)
Effect of error corrections						The effect of these error corrections on the consolidated statement of operations and comprehensive income for the year ended December 31, 2013 is to increase the net loss by $11,278,890 (including increasing advisory agreement warrant expense and selling, general and administrative expense by $9,627,269 and $200,000, respectively, and increasing interest expense by $1,451,621).
Shipping and Handling Costs						282,935	168,350
Advertising and promotion expense						1,078,180	323,167
Accumulated depreciation						2,009	0
Depreciation expense				247,773	321	2,009	0
Restatement Adjustment [Member]
Significant Accounting Policies [Line Items]
Advisory agreement warrants						9,627,269
Selling, general and administrative						200,000
Interest expense						1,451,621
Net Loss						(11,278,890)
Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, gross						$ 29,385	$ 0
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life property and equipment						P5Y
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life property and equipment						P10Y